As filed with the Securities and Exchange Commission on June 1, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09038

The Olstein Funds
(Exact name of registrant as specified in charter)

4 Manhattanville Road
Purchase, NY 10577
(Address of principal executive offices) (Zip code)

Robert A. Olstein
4 Manhattanville Road
Purchase, NY 10577
(Name and address of agent for service)

1-800-799-2113
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2009

Item 1. Schedule of Investments.

The Olstein All Cap Value Fund
Schedule of Investments as of March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.8%
Air Freight & Logistics - 0.9%
FedEx Corp.	90,200	$4,012,998

Beverages - 3.1%
The Coca-Cola Company	159,800	7,023,210
Molson Coors Brewing Company - Class B	204,300	7,003,404
		14,026,614
Biotechnology - 2.8%
Charles River Laboratories International, Inc. (a)	208,400	5,670,564
Life Technologies Corporation (a)	219,900	7,142,352
		12,812,916
Business Services - 1.3%
Hewitt Associates, Inc. - Class A (a)	192,200	5,719,872

Capital Markets - 0.9%
The Charles Schwab Corporation	277,000	4,293,500

Chemicals - 0.5%
E.I. du Pont de Nemours & Company	102,200	2,282,126

Commercial Services & Supplies - 4.0%
Cintas	345,700	8,545,704
Korn/Ferry International (a)	384,058	3,479,566
Pitney Bowes Inc.	275,100	6,423,585
		18,448,855
Communications Equipment - 5.8%
Cisco Systems, Inc. (a)	743,700	12,471,849
CommScope, Inc. (a)	717,754	8,153,685
Motorola, Inc.	1,414,900	5,985,027
		26,610,561
Computers & Peripherals - 4.3%
Dell Inc. (a)	845,200	8,012,496
Hewlett-Packard Company	217,900	6,985,874
International Business Machines Corporation (IBM)	50,500	4,892,945
		19,891,315
Containers & Packaging - 0.9%
Sonoco Products Company	196,061	4,113,360

Diversified Financial Services - 2.0%
AllianceBernstein Holding LP	636,800	9,373,696

Electronic Equipment & Instruments - 3.8%
Agilent Technologies, Inc. (a)	347,023	5,333,744
Rofin-Sinar Technologies, Inc. (a)	339,000	5,464,680
Thermo Fisher Scientific, Inc. (a)	187,700	6,695,259
		17,493,683
Food & Staples Retailing - 1.5%
Sysco Corporation	302,400	6,894,720

Health Care Equipment & Supplies - 9.9%
Boston Scientific Corporation (a)	1,141,731	9,076,761
Covidien Limited (c)	268,500	8,924,940
DENTSPLY International Inc.	138,500	3,718,725
Hospira, Inc. (a)	265,900	8,205,674
Intuitive Surgical, Inc. (a)	28,600	2,727,296
Stryker Corporation	187,000	6,365,480
Zimmer Holdings, Inc. (a)	171,700	6,267,050
		45,285,926
Health Care Products - 2.1%
Johnson & Johnson	184,100	9,683,660

Health Care Providers & Services - 1.1%
Quest Diagnostics Incorporated	104,400	4,956,912

Household Durables - 1.5%
Snap-on, Incorporated	273,000	6,852,300

Household Products - 2.5%
Kimberly-Clark Corporation	127,100	5,860,581
The Procter & Gamble Company	122,200	5,754,398
		11,614,979
Industrial Conglomerates - 5.5%
3M Co.	187,800	9,337,416
Teleflex Incorporated	219,001	8,560,749
Tyco International Ltd. (c)	382,800	7,487,568
		25,385,733
Insurance - 3.4%
The Chubb Corporation	87,300	3,694,536
Hanover Insurance Group Inc	81,700	2,354,594
W. R. Berkley Corporation	418,500	9,437,175
		15,486,305
IT Services - 1.0%
Accenture Ltd. - Class A (c)	167,000	4,590,830

Machinery - 4.0%
Cummins Inc.	170,000	4,326,500
Ingersoll-Rand Co. - Class A (c)	601,600	8,302,080
Pall Corporation	291,300	5,951,259
		18,579,839
Media - 1.9%
The Walt Disney Company	467,400	8,487,984

Metals & Mining - 0.3%
Cliffs Natural Resources Inc.	81,800	1,485,488

Multiline Retail - 2.0%
Macy's, Inc.	1,042,768	9,280,635

Office Electronics - 2.1%
Xerox Corporation	2,088,000	9,500,400

Oil & Gas - 2.4%
Apache Corporation	65,000	4,165,850
Devon Energy Corporation	80,000	3,575,200
Exxon Mobil Corporation	48,800	3,323,280
		11,064,330
Restaurants - 6.1%
Burger King Holdings Inc.	240,000	5,508,000
Denny's Corp. (a) (b)	5,158,300	8,614,361
Jack in the Box Inc. (a)	260,500	6,067,045
McDonald's Corporation	143,350	7,822,610
		28,012,016
Semiconductors & Semiconductor Equipment - 3.7%
Intel Corporation	1,142,400	17,193,120

Software - 5.3%
Adobe Systems, Incorporated (a)	58,200	1,244,898
Microsoft Corporation	911,200	16,738,744
Teradata Corporation (a)	399,100	6,473,402
		24,457,044
Specialty Retail - 9.2%
Collective Brands, Inc. (a)	634,600	6,181,004
The Gap, Inc.	387,300	5,031,027
The Home Depot, Inc.	486,300	11,457,228
Lowe's Companies, Inc.	401,900	7,334,675
RadioShack Corporation	778,100	6,668,317
The TJX Companies, Inc.	221,100	5,669,004
		42,341,255

TOTAL COMMON STOCKS (Cost $570,995,575)		440,232,972

SHORT-TERM INVESTMENTS - 4.4%
Mutual Funds - 4.4%
First American Prime Obligations Fund - Class I	20,482,088	20,482,088
TOTAL SHORT-TERM INVESTMENTS (Cost $20,482,088)		20,482,088

TOTAL INVESTMENTS - 100.2%
(Cost $591,477,663)		460,715,060
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(1,068,098)
TOTAL NET ASSETS - 100.0%		$459,646,962

(a) Non-income producing security.
(b)	Affiliated company; the Fund owns 5% or more of the outstanding voting securities of the issuer.
(c) U.S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

Cost of investments	$591,477,663
Gross unrealized appreciation	21,484,196
Gross unrealized depreciation	(152,246,799)
Net unrealized depreciation	$(130,762,603)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to
Financial Statements section in the Fund's most recent semi-annual or annual report.

The Olstein Strategic Opportunities Fund
Schedule of Investments as of March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Biotechnology - 4.7%
Charles River Laboratories International, Inc. (a)	7,000	$190,470
Life Technologies Corporation (a)	6,500	211,120
		401,590
Business Services - 4.0%
Barrett Business Services, Inc.	14,000	134,680
Hewitt Associates, Inc. - Class A (a)	7,000	208,320
		343,000
Capital Markets - 4.3%
Janus Capital Group Inc.	19,000	126,350
Legg Mason, Inc.	15,000	238,500
		364,850
Commercial Services & Supplies - 2.9%
Cintas	10,000	247,200

Communications Equipment - 2.9%
CommScope, Inc. (a)	22,000	249,920

Construction & Engineering - 1.6%
Quanta Services, Inc. (a)	6,500	139,425

Diversified Financial Services - 2.9%
AllianceBernstein Holding LP	17,000	250,240

Electronic Equipment & Instruments - 1.4%
Rofin-Sinar Technologies, Inc. (a)	7,500	120,900

Health Care Equipment & Supplies - 8.6%
Boston Scientific Corporation (a)	29,000	230,550
DENTSPLY International, Inc.	8,000	214,800
Hospira, Inc. (a)	4,000	123,440
Medical Action Industries, Inc. (a)	20,000	165,800
		734,590
Household Durables - 3.9%
Blount International, Inc. (a)	31,000	143,220
Snap-on, Incorporated	7,500	188,250
		331,470
Industrial Conglomerates - 6.0%
Teleflex Incorporated	13,000	508,170

Insurance - 2.5%
W. R. Berkley Corporation	9,600	216,480

Machinery - 11.0%
Columbus McKinnon Corporation (a)	17,000	148,240
Flanders Corporation (a)	65,000	262,600
The Middleby Corporation (a)	6,000	194,580
Pall Corporation	9,600	196,128
Thermadyne Holdings Corporation (a)	64,000	135,680
		937,228
Multiline Retail - 2.3%
Macy's, Inc.	22,000	195,800

Office Electronics - 2.5%
Xerox Corporation	47,000	213,850

Personal Products - 2.9%
Bare Escentuals, Inc. (a)	60,000	246,000

Restaurants - 17.5%
The Cheesecake Factory Incorporated (a)	18,000	206,100
Cracker Barrel Old Country Store Inc.	5,500	157,520
Denny's Corp. (a)	470,000	784,900
Jack in the Box Inc. (a)	9,000	209,610
Luby's, Inc. (a)	28,000	137,480
		1,495,610
Semiconductor & Semiconductor Equipment - 4.2%
Entegris Inc. (a)	160,000	137,600
Teradyne, Inc. (a)	51,000	223,380
		360,980
Software - 2.2%
Teradata Corporation (a)	11,800	191,396

Specialty Retail - 9.3%
Collective Brands, Inc. (a)	20,000	194,800
The Dress Barn, Inc. (a)	11,000	135,190
DSW, Inc. - Class A (a)	17,000	157,930
RadioShack Corporation	23,000	197,110
The Wet Seal Inc. - Class A (a)	32,000	107,520
		792,550

TOTAL COMMON STOCKS (Cost $13,439,734)		8,341,249

SHORT-TERM INVESTMENTS - 3.6%
Mutual Funds - 3.6%
First American Prime Obligations Fund - Class I	306,766	306,766

TOTAL SHORT-TERM INVESTMENTS (Cost $306,766)		306,766

TOTAL INVESTMENTS - 101.2%
(Cost $13,746,500)		8,648,015
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%		(100,416)
TOTAL NET ASSETS - 100.0%		$8,547,599

(a) Non-income producing security.

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

Cost of investments	13,746,500
Gross unrealized appreciation	220,318
Gross unrealized depreciation	(5,318,803)
Net unrealized depreciation	(5,098,485)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to
Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2009

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Funds have adopted FAS 157 effective July 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' net assets as of March 31, 2009:

Description	Level 1	Level 2	Level 3	Total
Olstein All Cap Value Fund	$ 460,715,060	$ —	$ —	$ 460,715,060
Olstein Strategic Opportunities Fund	8,648,015	—	—	8,648,015

Item 2. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Olstein Funds

By (Signature and Title) /s/ Robert A. Olstein
 Robert A. Olstein, President

Date  5/21/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Robert A. Olstein
 Robert A. Olstein, President

Date  5/21/09

By (Signature and Title) /s/ Michael Luper
 Michael Luper, Treasurer

Date  5/21/09